OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 7,239	€ 8,120	€ 6,152
P&ARP
Disclosure of operating segments [line items]
Revenue	3,879	4,655	3,688
A&T
Disclosure of operating segments [line items]
Revenue	1,714	1,645	1,102
AS&I
Disclosure of operating segments [line items]
Revenue	1,627	1,820	1,362
H&C
Disclosure of operating segments [line items]
Revenue	19	0	0
Segment revenue
Disclosure of operating segments [line items]
Revenue	7,275	8,225	6,223
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	3,898	4,664	3,698
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	1,728	1,700	1,142
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	1,630	1,861	1,383
Segment revenue | H&C
Disclosure of operating segments [line items]
Revenue	19	0	0
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(36)	(105)	(71)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(19)	(9)	(10)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(14)	(55)	(40)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	(3)	(41)	(21)
Inter-segment elimination | H&C
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0